GENERAL (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended	12 Months Ended
	Jun. 01, 2026	May 11, 2026	Feb. 17, 2026	Nov. 18, 2025	Oct. 23, 2025	Aug. 07, 2025	Jun. 16, 2025	Mar. 28, 2025	Jan. 15, 2025	Jul. 15, 2024	Oct. 03, 2023	Jul. 26, 2022	Jul. 31, 2024	Dec. 31, 2025	Dec. 31, 2023	Jun. 30, 2026	May 31, 2026	May 10, 2026	Feb. 16, 2026	Feb. 13, 2026	Dec. 30, 2025	Nov. 17, 2025	Oct. 22, 2025	Aug. 06, 2025	Jun. 15, 2025	Jan. 14, 2025	Dec. 31, 2024	Sep. 16, 2024	Sep. 11, 2024	Jul. 14, 2024	Jul. 10, 2024	Jun. 30, 2024	Jun. 21, 2024	Mar. 31, 2024	Feb. 01, 2024	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Number of shares issued														83,194														793			1,818
Par value per share																				$ 0.0001
Percentage of interests acquired additional																																				2.00%
Percentage of holding interests								4.99%
Accumulated losses														$ 251,000		$ 295,500
Short term loan																											$ 1,000
Issuance of shares and warrants								$ 7,000							$ 11,460
Reverse stock split	this reverse split consolidated every 2.285 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 20 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 4.8828125 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 8 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 10.89958 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 7.0 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	this reverse split consolidated every 4.1 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share		This reverse split consolidated every 28.5 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share	reverse split consolidated every 75 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1.00 per share
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of interests acquired additional											7.50%
Percentage of holding interests											51.90%
Convertible securities funding agreements [member]
IfrsStatementLineItems [Line Items]
Debt issued														42,800
Standby equity purchase agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares issued																463,035					230
Debt issued														100,000
Issuance of shares and warrants														150,000
Standby equity purchase agreement [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Debt issued																$ 100,000
Standby equity purchase agreement [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Debt issued																$ 250,000
Funding agreements [member]
IfrsStatementLineItems [Line Items]
Short term loan														$ 1,433
Lionheart [member] | Business combination agreement [member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination												97.58%
Remaining funds in trust account												$ 3,061
True gold consortium pty ltd [member]
IfrsStatementLineItems [Line Items]
Percentage of holding interests											51.90%		52.90%
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued														3,695															55,789			1,494	117	1,251	234
Par value per share	$ 0.00000000558603475	$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000002502543568	$ 0.00000000000312817946	$ 0.000000000000287	$ 0.000000000000041		$ 4.70250014886352	$ 0.165				$ 0.00000000012219451015625		$ 0.00000000558603475	$ 0.000000002443890203125	$ 0.00000000012219451015625	$ 0.00000000002502543568			$ 0.00000000000312817946	$ 0.000000000000287	$ 0.00000000000041	$ 0.00000000000001	$ 0.165				$ 0.0022
Minimum bid price	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00	$ 1.00
Number of outstanding shares	650,000	614,000	2,180,000	1,050,000.00	1,400,000	1,000,000	1,000,000		1,163,000	597,000							1,500,000	12,000,000	10,670,000			8,400,000	15,500,000	9,000,000	4,000,000	33,155,000				44,800,000
Ordinary shares [member] | Security matters PTY ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued												1
Share price												$ 10.3624
Par value per share												$ 10.00